Basis of Preparation	12 Months Ended
Dec. 31, 2025
Corporate information and statement of IFRS compliance [abstract]
Basis of Preparation	Basis of Preparation
(a) Statement of compliance
These consolidated financial statements of IAMGOLD and all of its subsidiaries and joint venture as at and for the years ended December 31, 2025 and 2024, have been prepared in accordance with IFRS as issued by the IASB.
These consolidated financial statements were prepared on a going concern basis. The material accounting policies applied in these consolidated financial statements are presented in note 3 and have been consistently applied in each of the years presented.
These consolidated financial statements of IAMGOLD were authorized for issue in accordance with a resolution of the Board of Directors on February 17, 2026.
(b)    Basis of measurement
The consolidated financial statements have been prepared on a historical cost basis, except for items measured at fair value as discussed in note 21.
(c)    Basis of consolidation
Subsidiaries and divisions related to significant properties of the Company are accounted for as outlined below.

Property (Location)	Name	December 31, 2025	December 31, 2024	Type of Arrangement	Accounting Method
Côté Gold mine (Canada)	Côté Gold division[1,2]	70%	70%	Division	Proportionate share
Westwood complex (Canada)	Westwood division[1]	100%	100%	Division	Consolidation
Essakane mine (Burkina Faso)	IAMGOLD Essakane S.A. ("Essakane S.A.")	85%	90%	Subsidiary	Consolidation
Nelligan Mining Complex (Canada)	Northern Superior Resources Inc.	100%	—%	Subsidiary	Consolidation
	Mines D'Or Orbec Inc.	100%	—%	Subsidiary	Consolidation
	Vanstar Resources Inc.[3] ("Vanstar")	—%	100%	Subsidiary	Consolidation
1.Part of IAMGOLD Corporation. The Westwood division includes the closed Doyon mine ("Doyon").
2.During 2022, the Company's interest was diluted to 60.3% and returned to 70% on November 30, 2024 as part of the SMM funding arrangement described in note 7. A third party holds a 7.5% gross margin interest in the mineral tenure comprising the project.
3.On February 13, 2024, the Company acquired all of the issued and outstanding common shares of Vanstar (note 5). Vanstar owned a 25% interest in the Nelligan Gold project, with the remaining 75% interest owned by IAMGOLD Corporation.

Effective June 20, 2025, in accordance with the amended Burkina Faso Mining Code, the government of Burkina Faso increased its ownership interest in the Essakane mine from 10% to 15%, decreasing the Company’s interest from 90% to 85%. The decrease in the Company’s ownership is reflected as a reduction in retained earnings and an increase in non-controlling interests based on the book value at June 20, 2025.

On September 23, 2025, the Company dissolved Vanstar Resources Inc. The 25% interest in the Nelligan Gold project has been transferred to IAMGOLD Corporation.

On December 19, 2025 and December 22, 2025, the Company acquired all of the issued and outstanding common shares of Northern Superior Resources Inc. and Mines D'Or Orbec Inc. respectively (note 5).
    (i) Subsidiaries
Subsidiaries are entities over which the Company has the ability to exercise control. Control of an entity is defined to exist when the Company is exposed to variable returns from involvement with the entity and has the ability to affect those returns through power over the entity. Specifically, the Company controls an entity if the Company has all of the following: power over the entity (i.e. existing rights that give the Company the current ability to direct the relevant activities of the entity); exposure, or rights, to variable returns from involvement with the entity; and the ability to use power over the entity to affect its returns. Subsidiaries are consolidated from the acquisition date, which is the date on which the Company obtains control of the acquired entity. Where the Company’s interest in a subsidiary is less than 100%, the Company recognizes a non-controlling interest. All intercompany balances, transactions, income, expenses and profits or losses have been eliminated on consolidation.
(ii)Unincorporated arrangements - Proportionate Share
The Company participates in unincorporated arrangements and has rights to its share of the undivided assets, liabilities, revenues and expenses of the properties, subject to the arrangements, rather than a right to a net return. All such amounts are measured in accordance with the terms of the arrangements, which is usually in proportion to the Company’s interest in the assets, liabilities, revenues and expenses of the properties. These amounts are recorded in the Company’s consolidated financial statements on the appropriate lines.
(d)    Functional and presentation currency
    The functional currency of the Company is the U.S. dollar. The presentation currency of the Company's consolidated financial statements is the U.S. dollar.
    Transactions denominated in foreign currencies are translated into the entity's functional currency as follows:
•Monetary assets and liabilities are translated at the exchange rate in effect at the balance sheet date;
•Non-monetary assets and liabilities are translated at historical exchange rates prevailing at each transaction date;
•Deferred tax assets and liabilities recognized are translated at the exchange rate in effect at the balance sheet date with translation gains and losses recorded in income tax expense; and
•Revenues and expenses are translated at the average exchange rates throughout the reporting period, except depreciation, which is translated at the rates of exchange applicable to the related assets, and share-based compensation expense, which is translated at the rates of exchange applicable at the date of grant of the share-based compensation.
Exchange gains or losses on translation of transactions are included in the consolidated statements of earnings (loss). When a gain or loss on certain non-monetary items, such as financial assets at fair value through OCI ("FVTOCI"), is recognized in OCI, the translation differences are also recognized in OCI.